Shareholder Report, Average Annual Return (Details)	12 Months Ended	36 Months Ended	37 Months Ended	60 Months Ended	68 Months Ended	72 Months Ended	96 Months Ended	120 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
C000015864 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.70%			11.85%				8.32%
C000015866 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.91%			12.06%				8.54%
C000189825 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.94%			12.21%			7.83%
C000015865 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.01%			10.23%				7.40%
C000015867 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.59%			10.73%				7.25%
C000015868 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.19%			11.29%				7.78%
C000189826 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.92%			12.08%			7.67%
C000131602 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.06%			12.22%				8.70%
C000214992 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.70%			12.87%	8.06%
C000015871 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.77%			15.26%				8.21%
C000015873 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.98%			15.53%				8.43%
C000015872 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.20%			13.65%				7.30%
C000015876 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.65%			14.15%				7.15%
C000015877 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.19%			14.71%				7.68%
C000189827 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.97%			15.52%			8.77%
C000131603 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.16%			15.68%				8.58%
C000236300 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.68%		9.42%
C000015878 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.78%			14.88%				8.01%
C000015880 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.99%			15.11%				8.22%
C000189829 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	6.15%			15.28%			7.69%
C000015879 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.54%)			13.25%				7.10%
C000087957 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.67%			13.74%				6.93%
C000015881 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.28%			14.32%				7.47%
C000189828 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.99%			15.12%			7.53%
C000131604 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	6.15%			15.29%				8.38%
C000236301 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	6.82%		6.34%
C000234632 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.26%	2.77%
C000234633 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.36%	2.97%
C000234634 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.86%)	0.48%
C000234635 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	0.67%	2.27%
C000234631 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.52%	3.12%
C000234630 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.28%	3.88%
C000015885 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.19%)			17.80%				7.96%
C000015887 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.94%)			18.05%				8.19%
C000189831 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.78%)			18.23%			7.87%
C000015886 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(9.90%)			16.14%				7.06%
C000087958 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.14%)			16.62%				6.89%
C000087959 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.68%)			17.21%				7.43%
C000189830 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.94%)			18.07%			7.70%
C000131606 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.88%)			18.24%				8.34%
C000212522 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.16%)			19.11%		10.37%
C000015889 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.09%			17.06%				8.36%
C000015891 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.28%			17.27%				8.59%
C000181791 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.45%			17.45%			8.73%
C000015890 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	0.56%			15.35%				7.45%
C000015894 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	6.05%			15.87%				7.29%
C000015895 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	6.54%			16.45%				7.81%
C000181792 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.29%			17.25%			8.56%
C000131607 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.44%			17.45%				8.75%
Without Sales Load [Member] | C000015865 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.29%			11.55%				8.04%
Without Sales Load [Member] | C000015872 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.49%			15.00%				7.94%
Without Sales Load [Member] | C000015879 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.53%			14.60%				7.73%
Without Sales Load [Member] | C000234634 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	0.95%	2.50%
Without Sales Load [Member] | C000015886 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.40%)			17.53%				7.70%
Without Sales Load [Member] | C000015890 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	6.70%			16.73%				8.09%
Russell 3000 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.22%			18.18%				11.80%
Russell 3000 (Inception Date 4/10/2017) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.22%			18.18%			12.72%
Russell 3000 (Inception Date 8/1/2019) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.22%			18.18%	13.03%
Russell 1000 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.82%			18.47%				12.18%
Russell 1000 (Inception Date 4/10/2017) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.82%			18.47%			13.14%
Russell 1000 (Inception Date 3/15/2022) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.82%		10.82%
Russell 3000 (Inception Date 3/15/2022) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.22%		10.35%
Russell 3000 (Inception Date 4/5/2022) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.22%	8.33%
Russell 3000 (Inception Date 4/1/2019) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.22%			18.18%		12.89%
Russell 3000 Value [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	6.66%			16.13%				8.63%
Russell 3000 Value (Inception Date 4/10/2017) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	6.66%			16.13%			8.74%
Russell 3000 Value (Inception Date 8/1/2019) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	6.66%			16.13%	9.59%
Russell 1000 Value [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.18%			16.15%				8.79%
Russell 1000 Value (Inception Date 4/10/2017) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.18%			16.15%			8.95%
Russell 1000 Value (Inception Date 3/15/2022) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.18%		7.89%
Russell Midcap Value [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.27%			16.70%				7.62%
Russell Midcap Value (Inception Date 4/10/2017) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.27%			16.70%			7.63%
Russell Midcap Value (Inception Date 3/15/2022) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.27%		5.34%
Russell 2000 Value (Inception Date 4/5/2022) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.12%)	0.56%
Russell 2000 Value [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.12%)			15.31%				6.07%
Russell 2000 Value (Inception Date 4/10/2017) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.12%)			15.31%			5.47%
Russell 2000 Value (Inception Date 4/1/2019) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.12%)			15.31%		5.95%